Income Taxes - Deferred Tax in Shareholders' Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax in Other Comprehensive Income
Actuarial gain on employment retirement benefit plans	$ 186	$ 42
Total income tax expense reported in equity	186	42
Capital losses on unrealized foreign exchange	1,000	845
Deferred tax liability on unremitted net earnings of foreign subsidiaries	0
Unrealized foreign exchange losses
Deferred Tax in Other Comprehensive Income
Deferred income tax assets not recognised	$ 119	$ 101